Revenue - Revenue disaggregation by types of products (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue disaggregation by types of products
Total revenues	$ 983,306	¥ 6,845,580	¥ 5,387,577	¥ 3,740,455
Merchandise sales
Revenue disaggregation by types of products
Total revenues	949,449	6,609,874	5,244,446	3,680,795
Watches
Revenue disaggregation by types of products
Total revenues		1,218,573	1,772,466	1,122,756
Bags
Revenue disaggregation by types of products
Total revenues		1,518,841	797,700	837,516
Clothing, Footwear and Accessories
Revenue disaggregation by types of products
Total revenues		2,444,133	1,412,024	833,102
Jewelleries
Revenue disaggregation by types of products
Total revenues		1,043,535	856,110	703,216
Other products
Revenue disaggregation by types of products
Total revenues		384,792	406,146	184,205
Marketplace and other services
Revenue disaggregation by types of products
Total revenues	$ 33,857	235,706	143,131	59,660
Marketplace services
Revenue disaggregation by types of products
Total revenues		182,895	86,720	42,114
Other services
Revenue disaggregation by types of products
Total revenues		¥ 52,811	¥ 56,411	¥ 17,546